Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies (Tables)
Summary of Operating lease expense
	Year Ended December 31,
	2021	2020
Operating lease cost	$5,438	$-

Schedule of other informatoin related to opearting lease
	Year Ended December 31,
	2021	2020
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$7,785	$-
Operating lease asset obtained in exchange for lease liability:
Operating lease	$81,668	$-
Remaining lease term
Operating lease	2.83 years	-
Discount rate
Operating lease	12.00%	-

Schedule future payments under noncancelable operating leases
For the Years Ended December 31,

2022	$28,935
2023	33,244
2024	28,610
Total minimum lease payments	90,789
Less imputed interest	(14,559)
Present value of lease liabilities	76,230
Less current portion of operating lease liability	(21,019)
Non-current operating lease liability	$55,211